Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000136015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000109113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
C000173736
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000173735
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor
Without Sales Load [Member] | C000136015
Average Annual Return [Line Items]
Average Annual Return, Percent		25.28%	18.70%		12.90%
Without Sales Load [Member] | C000109113
Average Annual Return [Line Items]
Average Annual Return, Percent		24.88%	18.19%		12.51%
Without Sales Load [Member] | C000173736
Average Annual Return [Line Items]
Average Annual Return, Percent		35.21%	6.20%	5.79%
Without Sales Load [Member] | C000173735
Average Annual Return [Line Items]
Average Annual Return, Percent		34.80%	5.86%	5.45%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		36.35%	15.98%		13.38%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent		36.35%	15.98%		13.38%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		32.43%	13.04%	9.80%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		32.43%	13.04%	9.80%
S&P Global Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent		29.67%	5.97%	5.42%
S&P Global Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent		29.67%	5.97%	5.42%